Note 12 - Federal Home Loan Bank Advances (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate, Range from	0.41%	1.28%
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Interest Rate, Range to	7.30%	7.30%
Federal Home Loan Bank, Advances, Branch of FHLB Bank, Weighted Average Interest Rate	2.39%	3.41%
Advances from Federal Home Loan Banks (in Dollars)	$ 22,493,000	$ 19,457,000
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged (in Dollars)	177,700,000	183,700,000
Converted Fixed to Variable [Member]
Advances from Federal Home Loan Banks (in Dollars)	3,500,000
Federal Home Loan Bank Stock [Member]
Debt Instrument, Unused Borrowing Capacity, Amount (in Dollars)	$ 84,400,000